Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Oct. 31, 2024	Oct. 31, 2023
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	15,000,000	15,000,000
Ordinary shares, shares outstanding	15,000,000	15,000,000